Employees' Stock Option Plans (ESOP) - Schedule of Break-up of Employee Stock Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	$ 34	$ 29	$ 13
KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	8	5	(2)
Employees Other Than KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	26	24	15
Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	$ 1	$ 1	$ 1